Commitments (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2017	CAD 3,578
2018	3,234
2019	3,323
2020	3,447
2021 and thereafter	8,205
Total future minimum lease payments for operating leases	21,787
Contingent rentals on operating leases usage (recovery) charges in excess of minimum contracted amounts	CAD 403	CAD 524